Operating Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 1,000	$ 100	[1]
Research and development expenses		5,268	4,640		4,180
Operating Loss		(7,826)	(11,966)	[1]	(7,183)
Finance income, net		(2,257)	947		4,942
Loss for the year		(5,569)	(12,913)	[1]	$ (12,125)
Pain And Hypertension [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		1,000	100
Research and development expenses		2,185	2,603
Operating Loss		4,730	6,674
Finance income, net
Loss for the year
Oncology [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		0	0
Research and development expenses		2,537	1,328
Operating Loss		3,217	1,951
Finance income, net
Loss for the year
Total Reportable Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		1,000	100
Research and development expenses		4,722	3,931
Operating Loss		7,947	8,625
Finance income, net
Loss for the year
Reconciliations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[2]	0	0
Research and development expenses	[2]	546	709
Operating Loss	[2]	(121)	3,341
Finance income, net	[2]
Loss for the year	[2]

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).
[2]	Includes employees share based expenses and other expenses/income related to rights granted to Taoz.